Issued Capital and Reserves	6 Months Ended
Jun. 30, 2023
Issued Capital and Reserves [Abstract]
ISSUED CAPITAL AND RESERVES

12 ISSUED CAPITAL AND RESERVES

As of June 30, 2023 and December 31, 2022, the Group has authorised 2,150,000,000 ordinary shares and 5,000,000 preference shares.

As of June 30, 2023 and December 31, 2022, the Group has 26,005,654 outstanding ordinary shares amounting to USD 2,601 and has related share premium of USD 116,505,240.